JPMORGAN INSURANCE TRUST

JPMorgan Core Bond Portfolio

(All Share Classes)

Supplement dated March 30, 2016

to the Prospectuses dated May 1, 2015, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan Core Bond Portfolio (the “Portfolio”) in the section titled “Management” in the Portfolio’s “Risk/Return Summary” of the Portfolio’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Barbara Miller	2015	Managing Director
Richard D. Figuly	2016	Managing Director
Peter D. Simons	2016	Executive Director

In addition, the paragraphs describing the portfolio managers of the Portfolio in the section titled “The Portfolio’s Management and Administration — The Portfolio Managers” is hereby deleted in it entirety and replaced by the following:

Core Bond Portfolio

The lead portfolio managers who are primarily responsible for the day-to-day management of the Portfolio are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Portfolio. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Portfolio.

Barbara Miller, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Portfolio. An employee of JPMIM or predecessor firms since 1994 and portfolio manager for the Portfolio since September 2015, Ms. Miller is currently the head of the U.S. Value Driven Platform within JPMIM’s Global Fixed Income, Currency & Commodities Group (GFICC), a position she had had since September 2015. She also has served as the manager and a senior portfolio manager for the Fixed Income Mid Institutional Taxable Group since June 2007, which provides individually managed fixed income investments for fully discretionary, institutional accounts and personal investment management accounts. Richard D. Figuly, Managing Director and Peter D. Simons, Executive Director and CFA charterholder are portfolio managers for the Portfolio since March 2016. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC group and a portfolio manager for the U.S. Value Driven Team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Mr. Simons has been an employee of JPMIM or predecessor firms since 2001. Mr. Simons is a fixed income portfolio manager for the GFICC group responsible for managing taxable bond portfolios for institutional clients.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CBP-PM-316

JPMORGAN INSURANCE TRUST

JPMorgan Core Bond Portfolio

(All Share Classes)

Supplement dated March 30, 2016

to the Statement of Additional Information

dated May 1, 2015 as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers — Other Accounts Managed” and “Portfolio Managers — Portfolio Managers — Ownership of Securities” with respect to the JPMorgan Core Bond Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of August 31 2015, unless otherwise noted:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Bond Portfolio
Barbara Miller	1	$45,182	1	$27,646	40	$1,839,589
Richard D. Figuly	8	16,011,116	9	2,412,507	39	10,990,363
Peter D. Simons*	9	10,569,728	3	8,665,728	29	12,636,981

*	As of February 28, 2015.

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of August 31, 2015, unless otherwise noted:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Bond Portfolio
Barbara Miller	0	$0	0	$0	0	$0
Richard D. Figuly	0	0	0	0	1	1,072,143
Peter D. Simons*	0	0	0	0	1	35,481

*	As of February 28, 2015.

SUP-SAI-CBP-PM-316

Portfolio Managers’ Ownership of Securities

The following table indicates for each Portfolio the dollar range of securities of each Portfolio beneficially owned by each portfolio manager, as of August 31, 2015:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Core Bond Portfolio
Barbara Miller	X
Richard D. Figuly	X
Peter D. Simons	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE